Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Vendor prepayments	$ 24,330	$ 65,237
VAT recoverable and other current assets	29,873	49,479
Other short-term receivables	536,690	400,000
Prepaid insurance	188,151	42,470
Prepaid expenses	184,467	2,970
Total prepaid expenses and other current assets	$ 963,511	$ 560,157